REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of BMC Fund, Inc.

In planning and performing our audit of the financial statements of BMC Fund, Inc. (the ?Company?) as of and for the year ended October 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (?PCAOB?), we considered the Company?s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Company?s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Company is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company?s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company?s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and the receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company?s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Company?s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Company?s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we identified the following deficiencies in internal control over financial reporting that we consider to be material weaknesses, as defined above. These conditions were considered in determining the nature, timing, and extent of the procedures performed in our audit of the financial statements of the Company as of and for the year ended October 31, 2021, and this report does not affect our report thereon dated January 10, 2022.


Financial Reporting - During the course of the audit of the financial statements, numerous drafts of financial statements were provided to the auditor with various errors that needed to be corrected. The Company does not have an adequate review function with the proper knowledge of investment fund reporting requirements to ensure that the financial statements are complete and accurate.

Investment Reconciliation - During the course of the audit, material audit adjustments to total assets, redemption holdback liability and the NAV were detected. It was determined that the reconciliation process between the custodian, the investment accounting system and the general ledger was not functioning sufficiently with the adequate knowledge of the reconciliation process to provide accurate financial statements.

This report is intended solely for the information and use of management and the Board of Directors of BMC Fund, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Dixon Hughes Goodman LLP

Asheville, North Carolina
January 10, 2022